Ordinary shares, share premium, and other equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Called up share capital, allotted and fully paid

Called up share capital, allotted and fully paid
	Number of shares	Ordinary share capital	Ordinary share premium	Total share capital and share premium	Other equity instruments
	m	£m	£m	£m	£m
As at 1 January 2022	16,752	4,188	348	4,536	12,259
Issued to staff under share incentive plans	50	13	57	70	—
AT1 securities issuance	—	—	—	—	3,158
AT1 securities redemption	—	—	—	—	(2,126)
Repurchase of shares	(931)	(233)	—	(233)	—
Other movements	—	—	—	—	(7)
As at 31 December 2022	15,871	3,968	405	4,373	13,284

As at 1 January 2021	17,359	4,340	297	4,637	11,172
Issued to staff under share incentive plans	37	9	51	60	—
AT1 securities issuance	—	—	—	—	1,078
AT1 securities redemption	—	—	—	—	—
Repurchase of shares	(644)	(161)	—	(161)	—
Other movements	—	—	—	—	9
As at 31 December 2021	16,752	4,188	348	4,536	12,259

AT1 equity instruments

AT1 equity instruments
		2022	2021
	Initial call date	£m	£m
AT1 equity instruments - Barclays PLC
7.875% Perpetual Subordinated Contingent Convertible Securities	2022	—	995
7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2022	—	1,131
7.25% Perpetual Subordinated Contingent Convertible Securities[a]	2023	1,243	1,245
7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m)[a]	2023	1,925	1,924
5.875% Perpetual Subordinated Contingent Convertible Securities	2024	1,244	1,244
8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2024	1,509	1,509
7.125% Perpetual Subordinated Contingent Convertible Securities[a]	2025	993	996
6.375% Perpetual Subordinated Contingent Convertible Securities	2025	996	996
6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)[a]	2025	1,142	1,141
4.375% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2028	1,078	1,078
8.300% Perpetual Subordinated Contingent Convertible Securities (SGD 450m)	2027	264	—
8.875% Perpetual Subordinated Contingent Convertible Securities	2027	1,247	—
8.000% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)[a]	2029	1,643	—
Total AT1 equity instruments		13,284	12,259
Note
a    Reported net of securities held by the Group.